Post-Employment Benefits	3 Months Ended
Mar. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Post-Employment Benefits
Post-Employment Benefits
We sponsor a contributory postretirement plan that provides medical, dental and life insurance benefits for qualifying U.S. retired employees (referred to as the “OPEB Plan”).
Components of Net Periodic (Benefit) Cost recognized in the Condensed Consolidated Statements of Operations

	OPEB Plan
	Three Months Ended
	March 31,
	2013	2012
	(in thousands)
Service cost	$1	1
Interest cost	4	4
Expected return on plan assets	(17)	(17)
Amortization of net (gain) loss	(6)	(9)
Net periodic (benefit) cost	$(18)	$(21)

Future contributions to the Plans
We expect to make contributions to the OPEB Plan for the year ending December 31, 2013 of $0.1 million.